Business and Summary of Significant Accounting Policies (Detail)	Aug. 31, 2014 Employee
Noncontrolling Interest Ownership Percentage
Number of employees	3,900
Number of manufacturing facilities	42
Alta Plastica S.A. [Member]
Noncontrolling Interest Ownership Percentage
Ownership percentage of noncontrolling interest partner	37.00%
P.T. Prima Polycon Indah [Member]
Noncontrolling Interest Ownership Percentage
Ownership percentage of noncontrolling interest partner	35.00%